SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Disclosure of subsidiaries [Table Text Block]

Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Direct/Indirect	Principal Activity
Loncor Resources Congo SARL	Democratic Republic of the Congo	100%	Direct	Mineral Exploration
Nevada Bob's Franchising, Inc.	Delaware, USA	100%	Direct	Dormant
Devon Resources SARL	Democratic Republic of the Congo	100%	Indirect	Mineral Exploration
Navarro Resources SARL	Democratic Republic of the Congo	100%	Indirect	Mineral Exploration
Loncor Kilo Inc.	Ontario, Canada	100%	Direct	Mineral Exploration
Adumbi Mining S.A.	Democratic Republic of the Congo	84.68%	Indirect	Mineral Exploration
KGL Isiro Atlantic Ltd	British Virgin Islands	100%	Indirect	Mineral Exploration